Convertible Redeemable Preferred Shares (Details) - USD ($)			12 Months Ended
	Aug. 18, 2023	May 11, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Redeemable Preferred Shares [Line Items]
Series A convertible redeemable preferred shares (in Shares)		15,750		15,750
Issuance of preferred shares (in Dollars)		$ 3,000,000		$ 3,000,000
Percentage of preferred shares issue price			100.00%
Percentage of accrued preferred shares issue price			8.00%
Percentage of liquidation preference voting power			50.00%
Percentage of voting power transferred			50.00%
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Share price (in Dollars per share)		$ 190.4762
Issuance of preferred shares (in Dollars)				$ 3,000,000
Class B Ordinary Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Series A convertible redeemable preferred shares (in Shares)	582,924